Credit facilities	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Credit facilities

Note 13 – Credit facilities

Short term loans – private lenders

Outstanding balances on short term loans from private lenders consist of the following:

Lender Name	Maturities	Interest Rate	Collateral/ Guarantee	As of December 31, 2024	As of December 31, 2023

Kong Wei Peng	Due on demand	0.0%	None	$2,236	$-
Raleigh Investment	January 31, 2025 (Repaid on January 31, 2025)	3.0%	None	12,198	-
8i Asia Limited	June 30, 2025 to December 31, 2025	0.0-8.0%	None	513,640	-
Total				$528,074	$-

Short term loans – related parties

Outstanding balances on short term loans from related parties consist of the following:

Lender Name	Maturities	Interest Rate	Collateral/ Guarantee	As of December 31, 2024	As of December 31, 2023

Meng Dong (James) Tan (2)	December 31, 2023 (1)	8.0%	None	$-	$23,634
Alfred Lim (3)	December 31, 2023, extended to December 31, 2025	8.0%	None	183,205	138,119
8i Enterprises Pte. Ltd(4)	December 31, 2025 (1)	8.0%	None	254,892	597,689
Total				$438,097	$759,442

(1)	On March 15, 2024, loan from 8i Enterprises Pte. Ltd and Meng Dong (James) Tan were converted into the Company’s ordinary shares (refer to Note 16). During the year ended December 31, 2024, the Company entered into new loan agreements with 8i Enterprises Pte. Ltd., borrowing an aggregate amount of $254,892. The loans bear interest at a rate of 8% and are scheduled to mature on December 31, 2025.
(2)	Mr. Meng Dong (James) Tan, the Company’s related party has more than 10% ownership of the Company.
(3)	Mr. Alfred Lim is a CEO, an executive director and shareholder of the Company.
(4)	Mr. Meng Dong (James) Tan, the Company’s related party who had more than 10% ownership of the Company, is the sole shareholder and director of 8i Enterprises Pte. Ltd. Mr. Tan has sole voting and dispositive power over the shares.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Convertible notes – third parties

Outstanding balances on convertible notes consist of the following:

Lender Name	Maturities	Interest Rate	Terms	As of December 31, 2024	As of December 31, 2023

Maxim Group LLC (“Maxim”)	July 31, 2024 (2)	0.0%	Automatically be converted into the Company’s ordinary shares at $1.5 per share if the balance is not being repaid by the maturity date	$-	$2,113,125
Loeb & Loeb LLP (“Loeb”)	November 17, 2023 (1)	0.0%	(1) 60,000 of the Company ordinary share has been issued to Loeb, which is subject to be returned and cancellation if the Company repaid the full or part of the convertible note, and (2) Loeb has the right to sell the ordinary shares in public market and the earning from the sales should be offset the remaining balance of the convertible note	-	300,000
Madam Chong Ah Kaw (3)	January 1, 2025	6.0%	Automatically be converted into the 3,333 of the Company’s ordinary shares on maturity date	22,365	-

Sarina Binti Md Amin (4)	February 1, 2025	6.0%	Automatically be converted into the 666 of the Company’s ordinary shares on maturity date	4,472	-
Rosli Bin Abd Latif (4)	January 25, 2025	6.0%	Automatically be converted into the 333 of the Company’s ordinary shares on maturity date	2,236	-
Total				$29,073	$2,413,125

(1)

The maturity date is being extended into three equal installments of $100,000, with the first installment due on or prior to April 30, 2024, the second installment on or prior to May 31, 2024 and the third installment on or prior to June 30, 2024. As of December 31, 2024, the Company has fully repaid Loeb’s balance.

(2)	On July 31, 2024, Maxim has assigned the convertible note to a third party, and the entire amount convertible notes has been converted into 1,408,750 share of the Company’s ordinary share on July 31, 2024. (refer to Note 16)

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

(3)	In January 2025, the Company has issued 3,333 shares of its ordinary shares to Madam Chong Ah Kaw in connection with the conversion of the convertible note.

(4)

As of the date these consolidated financial statements were issued, the Company had initiated the conversion of the notes held by Sarina Binti Md Amin and Rosli Bin Abd Latif into an aggregate of 999 ordinary shares, with the settlement of such conversion currently in progress.

Convertible notes – related parties

Lender Name	Maturities	Interest Rate	Terms	As of December 31, 2024	As of December 31, 2023

8i Enterprises Pte. Ltd (1)	December 31, 2025 (2)	0.0%	Right to convert into the Company’s ordinary shares equal to the unpaid principal amount at $1.27 per shares at any time and from time to time.	$22,373	$-
Meng Dong (“James”) Tan (3)	December 31, 2025 (4)	0.0%	Right to convert into the Company’s ordinary shares equal to the unpaid principal amount at $1.27 per shares at any time and from time to time.	24,004	-
Total				$46,377	$-

(1)	Mr. Meng Dong (James) Tan, the Company’s related party who had more than 10% ownership of the Company, is the sole shareholder and director of 8i Enterprises Pte Ltd. Mr. Tan has sole voting and dispositive power over the shares.

(2)	Since May 15, 2023, 8i Enterprises Pte Ltd (“8iEPL”), a company owned by Mr. Tan, has been rendering certain advisory services for the Company. Pursuant to a certain Settlement Agreement between the Company and 8iEPL dated March 15, 2024 (the “8iEPL Settlement Agreement”), the Company has agreed to pay 8iEPL for a total sum of $180,000 for such advisory services (the “Services Payment”). Between May 15, 2023 and February 28, 2024, the Company has borrowed from 8iEPL an aggregate amount of $712,254, or a total of $731,373 with unpaid and accrued interests at 8% per annum (the “8iEPL Loan”). Pursuant to the 8iEPL Settlement Agreement, the Company has agreed to pay 8iEPL in full satisfaction of both the Services Payment and the 8iEPL Loan in the form a convertible note in the aggregate amount of $911,373 (“8iEPL Convertible Note”). In April 2024, 8iEPL assigned $889,000 of 8iEPL Convertible Note to a third party and it was converted into 700,000 shares of the Company’s ordinary shares. Subsequently, in April 2025, a Convertible Note Extension Agreement was executed to: (i) extend the remaining 8iEPLConvertible Note’s maturity date to December 31, 2025; and (ii) provide that the outstanding unpaid balance will accrue no interest through that date.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

(3)	Mr. Meng Dong (James) Tan, the Company’s related party has more than 10% ownership of the Company.

(4)	On May 26, 2023, the Company borrowed from Meng Dong (“James”) Tan, a significant shareholder of the Company, an aggregate amount of $22,500, or a total of $24,004 with unpaid and accrued interests at 8% per annum (the “James Tan Loan”). Pursuant to a Settlement Agreement between the Company and Mr. Tan dated March 15, 2024 (the “James Tan Settlement Agreement”), the Company has agreed to issue Mr. Tan a convertible note in the aggregate amount of $24,004 (the “James Tan Convertible Note”) in full satisfaction of the James Tan Loan. Subsequently, in April 2025, a Convertible Note Extension Agreement was executed to: (i) extend the James Tan Convertible Note’s maturity date to December 31, 2025; and (ii) provide that the outstanding unpaid balance will accrue no interest through that date.

The Company determined that the embedded conversion feature from the convertible notes, related parties and third parties qualifies for the scope exception due to the embedded conversion feature indexed to the Company’s stock in accordance with ASC 815-40-15 and meet the equity requirement in accordance with ASC815-40-25.

The movement of convertible notes from third parties and related parties are as following:

	Third parties	Related parties
December 31, 2023 balance	$2,413,125	$-
Issuance of the convertible notes	1,500,000	935,377
Acquired from Fortress Cove Acquisition	29,073	-
Repayments	(300,000)	-
Conversion	(3,613,125)	(889,000)
December 31, 2024 balance	$29,703	$46,377